Acquisition - Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill	¥ 3,941,820	$ 555,194	¥ 3,941,820
Customer relationships [Member]
Intangible assets, Estimated useful life	5 years	5 years
TTP Car Inc. ("TTP") [Member]
Goodwill				¥ 2,437,542
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities				(861,918)
Deferred tax liabilities				(63,570)
Noncontrolling interests				(147,639)
Convertible redeemable noncontrolling interests (Note 1)				(1,056,237)
Recognized Identifiable Assets Acquired and Liabilities Assumed				731,978
TTP Car Inc. ("TTP") [Member] | Technologies [Member]
Intangible assets				¥ 202,100
Intangible assets, Estimated useful life				5 years
TTP Car Inc. ("TTP") [Member] | Trademarks [Member]
Intangible assets				¥ 106,900
Intangible assets, Estimated useful life				10 years
TTP Car Inc. ("TTP") [Member] | Customer relationships [Member]
Intangible assets				¥ 41,300
Intangible assets, Estimated useful life				5 years
TTP Car Inc. ("TTP") [Member] | Database [Member]
Intangible assets				¥ 73,500
Intangible assets, Estimated useful life				5 years